UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares-Government STIF Portfolio

Portfolio of Investments

July 31, 2009 (unaudited)

	Yield *		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.8%
U.S. Government & Government Sponsored Agency Obligations -88.8%
Bank of America Corp. - FDIC Insured
7/29/10 (a)	0.55%		$10,300	$10,300,000
9/13/10 (a)	0.66%		15,700	15,700,000
Citigroup Funding, Inc. - FDIC Insured
7/30/10 (a)	0.59%		26,000	26,000,000
Federal Farm Credit Bank
10/22/09 (a)	0.19%		25,000	24,997,764
10/23/09	5.00%		5,360	5,416,245
8/03/09	5.25%		17,935	17,935,000
Series 1
4/23/10 (a)	0.38%		10,000	10,000,000
Federal Farm Credit Bank Discount Notes
9/02/09	0.14%		10,000	9,998,833
8/21/09	0.15%		10,000	9,999,250
8/18/09	0.16%		15,000	14,999,000
8/13/09	0.17%		10,000	9,999,528
9/10/09	0.18%		10,000	9,998,100
10/16/09	0.22%		10,000	9,995,478
12/03/09	0.25%		5,000	4,995,764
10/15/09	0.27%		7,000	6,996,168
1/05/10	0.29%		1,500	1,498,127
12/16/09	0.32%		5,000	4,994,000
8/27/09	0.53%		10,000	9,996,467
Federal Home Loan Bank Discount Notes
10/01/09	0.20	%-0.21%	26,020	26,011,373
10/09/09	0.20	%-0.40%	32,000	31,986,004
8/03/09	0.18%		6,900	6,900,000
8/07/09	0.18%		25,000	24,999,500
8/10/09	0.18%		15,000	14,999,475
9/09/09	0.19%		7,000	6,998,633
8/05/09	0.20%		1,455	1,454,984
9/11/09	0.20%		3,000	2,999,350
10/02/09	0.20%		10,000	9,996,667
9/15/09	0.21%		2,000	1,999,498
10/16/09	0.22%		10,000	9,995,478

10/20/09	0.24%		1,300	1,299,324
1/05/10	0.30%		3,500	3,495,479
1/20/10	0.30%		5,000	4,993,035
9/16/09	0.40%		7,000	6,996,578
9/23/09	0.41%		5,000	4,997,096
10/19/09	0.48%		877	876,100
8/28/09	0.55%		2,660	2,658,984
Federal Home Loan Banks
2/19/10 (a)	0.79%		8,400	8,412,496
11/20/09	4.25%		8,000	8,090,064
8/05/09	5.25%		7,635	7,637,113
Series 1
7/28/10 (a)	0.45%		10,000	10,000,000
Federal Home Loan Mortgage Corp.
12/16/09 (a)	0.18%		25,000	24,997,703
10/07/09 (a)	0.22%		20,000	20,001,091
Federal Home Loan Mortgage Discount Notes
8/10/09	0.17	%-0.20%	19,000	18,999,349
8/24/09	0.20	%-0.35%	18,879	18,876,607
9/14/09	0.40	%-0.43%	18,498	18,488,895
9/21/09	0.19	%-0.34%	24,571	24,562,826
10/13/09	0.20	%-0.33%	14,358	14,349,776
11/02/09	0.24	%-0.25%	9,200	9,194,338
8/18/09	0.19%		9,000	8,999,287
9/25/09	0.20%		4,300	4,298,734
10/19/09	0.20%		5,800	5,797,519
10/20/09	0.20%		2,000	1,999,133
10/05/09	0.24%		3,000	2,998,740
11/18/09	0.24%		2,000	1,998,573
11/23/09	0.24%		10,000	9,992,533
11/17/09	0.25%		10,000	9,992,786
12/15/09	0.29%		5,000	4,994,696
12/21/09	0.30%		8,000	7,990,667
1/19/10	0.31%		7,000	6,989,813
9/29/09	0.40%		2,300	2,298,543
9/08/09	0.43%		4,000	3,998,280
Federal National Mortgage Association
7/13/10 (a)	0.40%		25,000	24,998,056
Series 1999
9/15/09	6.63%		15,575	15,688,819
Federal National Mortgage Association Discount Notes
8/17/09	0.16	%-0.17%	20,172	20,170,728
9/01/09	0.19	%-0.21%	24,000	23,996,246
11/02/09	0.22	%-0.26%	18,164	18,153,597
8/05/09	0.15%		5,600	5,599,953
8/19/09	0.18%		9,376	9,375,250

9/23/09	0.19%	7,000	6,998,116
10/07/09	0.20%	15,000	14,994,583
10/14/09	0.21%	10,000	9,995,800
10/19/09	0.22%	3,943	3,941,145
10/01/09	0.23%	1,645	1,644,380
10/13/09	0.23%	10,000	9,995,464
11/13/09	0.24%	2,130	2,128,552
11/17/09	0.24%	4,000	3,997,173
11/16/09	0.25%	19,110	19,096,066
12/07/09	0.28%	1,654	1,652,379
12/21/09	0.28%	3,500	3,496,189
12/28/09	0.28%	1,009	1,007,846
1/14/10	0.29%	5,000	4,993,394
9/25/09	0.40%	3,423	3,420,984
United States Treasury Bills
10/08/09	0.18%	10,000	9,996,709
9/24/09	0.19%	25,000	24,993,179

			863,771,452

Repurchase Agreements - 11.0%
Barclays Bank, 0.17%, dated 7/27/2009 due 8/6/09 in the amount of $20,000,944 (collateralized by $20,147,300 U.S. Treasury Inflation Index, 1.25%, due 4/15/14, value $20,400,044)		20,000	20,000,000
Barclays Bank, 0.18%, dated 7/30/2009 due 8/12/09 in the amount of $25,001,625 (collateralized by $25,534,000 FHLB, 0.00%, due 1/8/10, value $25,500,806)		25,000	25,000,000
Greenwich Capital, 0.17%, dated 7/20/2009 due 8/4/09 in the amount of $30,002,125 (collateralized by $28,300,000 U.S. Treasury Note, 4.25%, due 11/15/14, value $30,601,148)		30,000	30,000,000
Morgan Stanley, 0.18%, dated 7/31/2009 due 8/3/09 in the amount of $10,000,150 (collateralized by $8,620,700 U.S. Treasury Inflation Index, 1.875%, due 7/15/13, value $10,207,226)		10,000	10,000,000
UBS, 0.16%, dated 7/31/2009 due 8/3/09 in the amount of $22,500,300 (collateralized by $23,000,000 U.S. Treasury Note, 2.625%, due 7/31/14, value $22,951,470)		22,500	22,500,000

			107,500,000

Total Investments - 99.8% (cost $971,271,452) (b)			971 ,271,452
Other assets less liabilities - 0.2%			1,459,736

Net Assets - 100.0%			$972,731,188

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2009.

(b)	As of July 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FHLB	- Federal Home Loan Bank

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$971,271,452	$—	$971,271,452

Total Investments in Securities	—	971,271,452	—	971,271,452
Other Financial Instruments*	—	—	—	—

	$—	$971,271,452	$—	$971,271,452

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009